ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Asia-Pacific (ex-Japan)
Equity Institutional Fund

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, shareholder reports and other information about the Fund online at www.aberdeen-asset.us/aamus.nsf/usmutualfunds/fundsliterature. You can also get this information at no cost by e-mailing a request to openend.funds.us@aberdeen-asset.com, calling 866-667-9231 or asking your financial advisor. The Fund's prospectus and Statement of Additional Information, both dated March 1, 2010, and the independent registered public accounting firm's report and financial statements in the Fund's annual report, dated October 31, 2009, are incorporated by reference into this summary prospectus.

Fund Tickers

Institutional Class: AAPIX	Institutional Service Class: AAPEX

Objective

The Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund (the "Asia-Pacific Equity Institutional Fund" or the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia-Pacific Equity Institutional Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	5.44%	5.44%
Total Annual Fund Operating Expenses	6.44%	6.44%
Less: Amount of Fee Limitations/Expense Reimbursements[2]	5.19%	5.19%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.25%	1.25%

1  The "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund for the current fiscal year.

2  The Fund is a series of Aberdeen Funds (the "Trust") and is advised by Aberdeen Asset Management Inc. (the "Adviser"). The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.25% for Institutional Class and 1.25% for Institutional Service Class at least through February 28, 2011. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2011, after which it may be terminated by the Adviser upon proper prior notice to the Trust.

Example

This Example is intended to help you compare the cost of investing in the Asia-Pacific Equity Institutional Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Asia-Pacific Equity Institutional Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class shares	$127	$1,444
Institutional Service Class shares	$127	$1,444

ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund

Portfolio Turnover

The Asia-Pacific Equity Institutional Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the Asia-Pacific Equity Institutional Fund invests at least 80% of the value of its net assets in equity securities of Asia-Pacific (ex-Japan) issuers. If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia-Pacific Equity Institutional Fund. The "Asia-Pacific Region" includes, among other countries, South Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thailand, Indonesia, Australia, New Zealand, Sri Lanka, Bangladesh, Pakistan, Philippines and India. A company generally is considered to be an Asia-Pacific (ex-Japan) issuer if, as determined by the Fund's management:

•  it is organized under the laws of a country in the Asia-Pacific Region (excluding Japan) or maintains a principal office there;

•  its securities trade principally in a country in the Asia-Pacific Region (excluding Japan); or

•  it derives at least 50% of its revenue or earnings from goods or services sold or produced in a country in the Asia-Pacific Region (excluding Japan) or has at least 50% of its assets there.

The portion of the Fund's assets not invested in equity securities of Asia-Pacific (ex-Japan) issuers may be, but is not required to be, invested in equity securities of companies that the Adviser and Subadviser expect will reflect developments in the Asia-Pacific (ex-Japan) Region. The Fund intends to diversify its investments across a number of different countries. However, at times the Fund may invest a significant part of its assets in a single country. The Fund may invest without limit in emerging market countries. In addition, the Fund may invest in equity securities without regard to market capitalization.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stock.

To a limited extent, the Fund may also engage in other investment practices. The Fund will not seek to hedge against a decline in the value of the Fund's non-U.S. dollar denominated portfolio holdings resulting from currency devaluations or fluctuations, although it is permitted to do so using options, futures, forwards or swaps. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates. The use of such instruments to hedge foreign currency exposure can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

Principal Risks

The Asia-Pacific Equity Institutional Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian-Pacific Risk – parts of the Asian-Pacific region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian-Pacific region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Selection Risk – the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Regional Focus Risk – focusing on a single geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted geographical region (Asia-Pacific) likely will have a greater effect on portfolio performance than they would in a more geographically diversified equity fund.

Small- and Mid-Cap Securities Risk – in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk – the lack of an active trading market may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund

For additional information regarding the above identified risks, see "Fund Details: Additional Information about Investments, Investment Techniques and Risks" in the prospectus.

Performance

Performance information is not yet available for the Fund because it has not been in operation for a full calendar year. For updated performance information, please visit www.aberdeen-asset.us or call 877-343-2906.

Investment Adviser

Aberdeen Asset Management Inc. (the "Adviser") serves as the Asia-Pacific Equity Institutional Fund's investment adviser. The Adviser has selected Aberdeen Asset Management Asia Limited ("AAMAL") as subadviser to the Fund.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being primarily responsible for the day-to-day management of the Fund:

Name	Title	Served Investment Adviser of Fund Since
Hugh Young	Global Head of Equity	1985

Chou Chong, CFA®	Investment Director	1994

Flavia Cheong, CFA®	Senior Investment Manager	1996

Andrew Gillan	Investment Manager	2000

Christopher Wong	Investment Manager	2001

Purchase and Sale of Fund Shares

The Fund's minimum investment requirements are as follows:

Institutional Class Shares
To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

Institutional Service Class Shares
To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to waive the investment minimums under certain circumstances.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line. If you hold shares through an authorized intermediary, you may redeem such shares through the intermediary.

Tax Information

The Fund's dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.